Annual Total Returns - Strategic Advisers Fidelity Core Income Fund [BarChart] - 05.31 Strategic Advisers Fidelity Core Income Fund PRO-04 - Strategic Advisers Fidelity Core Income Fund	Jul. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 16, 2018
Strategic Advisers Fidelity Core Income Fund
Bar Chart Table:
Annual Return 2019	9.38%
Annual Return 2020	10.01%